Summary of significant accounting policies - Schedule of trade names (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization		$ (3,187)
Total trade names, net	$ 0	2,684
Trade Names
Finite-Lived Intangible Assets [Line Items]
Trade names	0	5,871
Accumulated amortization	0	(3,187)
Total trade names, net	$ 0	$ 2,684